SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Revenues	$ 15,995,879	$ 10,996,282	$ 32,271,860	$ 18,329,992	$ 46,660,320	$ 33,315,859
Cost of revenues	(9,935,885)	(8,883,117)	(19,396,983)	(12,730,164)	(34,786,895)	(20,326,381)
Gross Profit:	6,059,994	2,113,165	12,874,877	5,599,828	11,873,425	12,989,478
Operating Expenses	(8,906,499)	(6,764,560)	(16,794,651)	(14,132,730)	(31,694,143)	(47,251,411)
Other Expenses	(394,658)	(266,204)	(825,934)	(1,050,436)	(1,775,910)	10,344,580
Deemed Dividends				(2,999,964)	(2,999,964)	(76,528,836)
Net loss available to common shareholders	(3,241,163)	(4,917,599)	(4,745,708)	(12,583,302)	(24,596,592)	(100,446,189)
Scrap Metal Recycling [Member]
Segment Reporting [Line Items]
Revenues	14,454,523	7,110,100	28,584,985	11,507,645	32,888,499	23,296,239
Cost of revenues	(9,125,425)	(7,381,585)	(17,274,946)	(9,508,357)	(27,473,253)	(14,508,923)
Gross Profit:	5,329,098	(271,485)	11,310,039	1,999,288	5,415,246	8,787,316
Hauling [Member]
Segment Reporting [Line Items]
Revenues	1,519,756	3,865,182	3,646,077	6,777,347	13,695,565	9,881,820
Cost of revenues	(810,460)	(1,501,532)	(2,122,037)	(3,221,807)	(7,313,642)	(5,817,458)
Gross Profit:	709,296	2,363,650	1,524,040	3,555,540	6,381,923	4,064,362
Other [Member]
Segment Reporting [Line Items]
Revenues	21,600	21,000	40,798	45,000	76,256	137,800
Cost of revenues
Gross Profit:	$ 21,600	$ 21,000	$ 40,798	$ 45,000	$ 76,256	$ 137,800